OPERATING COSTS	12 Months Ended
Dec. 31, 2023
OPERATING COSTS
OPERATING COSTS

20.   OPERATING COSTS

Operating costs include all direct costs incurred in the operation of the leased-and-operated hotels and restaurants, cost of providing franchise services, cost of manufacturing products and consist of the following:

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Rental	373,927,843	317,562,563	277,652,599	39,106,551
Utilities	49,096,488	44,864,225	42,865,151	6,037,430
Personnel cost	214,561,372	167,637,463	145,561,157	20,501,860
Depreciation and amortization	99,017,155	104,582,040	92,987,860	13,097,066
Consumable, food and beverage	84,387,597	32,443,116	54,360,427	7,656,506
Costs of hotel manager of franchised-and-managed hotels	114,779,305	107,852,170	114,328,002	16,102,762
Material cost	299,678,656	226,713,708	171,832,538	24,202,107
Other costs of franchised-and-managed hotels	26,123,578	14,340,427	17,518,603	2,467,444
Others	50,944,304	50,517,239	30,332,477	4,272,240
Total	1,312,516,298	1,066,512,951	947,438,814	133,443,966